Notes and Securities Payable (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Maturities of Securities Payable Over Next Five Years
The below table summarizes maturities of the Corporation’s securities payable over the next five years as of December 31, 2020:

Year ended December 31,
(in thousands)
2021	$20,939
2022	9,986
2023	393,827
2024	—
2025	—

Total	$424,752